Fair Value Measurement - Non-recurring Basis (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Reconciliation of the fair value measurements using significant unobservable inputs
Write-down of goodwill	$ 0	$ 0	$ 10,600,000
Non-recurring
Reconciliation of the fair value measurements using significant unobservable inputs
Write-down of goodwill	$ 0	0	10,600,000
Significant Unobservable Inputs (Level 3)
Reconciliation of the fair value measurements using significant unobservable inputs
Valuation technique	us-gaap:ValuationTechniqueDiscountedCashFlowMember
Measurement input	us-gaap:MeasurementInputMarketInterestRatesMember
Significant Unobservable Inputs (Level 3) | Non-recurring | Minimum
Reconciliation of the fair value measurements using significant unobservable inputs
Discount rate (as a percent) | item	0.12
Significant Unobservable Inputs (Level 3) | Non-recurring | Maximum
Reconciliation of the fair value measurements using significant unobservable inputs
Discount rate (as a percent) | item	0.23
Significant Unobservable Inputs (Level 3) | Non-recurring | Certain investments under cost method and equity method were measured using significant unobservable inputs
Reconciliation of the fair value measurements using significant unobservable inputs
Impairment charge	$ 126,800,000	230,900,000	$ 23,600,000
Carrying value of impaired investments	$ 89,500,000	$ 77,500,000